Shareholder Report	12 Months Ended	88 Months Ended	95 Months Ended	114 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Advisor Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class C
Trading Symbol	FCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.52%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $10,175 $10,000 $11,178 $11,965 $12,139 $10,141 $10,135 $11,017 $11,419 $11,580 Bloomberg U.S. Credit Bond Index $10,000 $10,190 $10,090 $11,400 $12,209 $12,486 $10,684 $10,774 $11,742 $12,203 $12,444 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -0.32% -1.23% 1.48% Class C 0.66% -1.23% 1.48% Bloomberg U.S. Credit Bond Index 1.98% -0.07% 2.21% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376
Holdings Count | shares	597	597	597	597
Advisory Fees Paid, Amount	$ 7,091,502
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.4 AAA 0.3 AA 3.7 A 26.5 BBB 58.0 BB 4.6 B 1.0 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.4 AAA - 0.3 AA - 3.7 A - 26.5 BBB - 58.0 BB - 4.6 B - 1.0 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.1 U.S. Treasury Obligations 3.4 Asset-Backed Securities 1.9 CMOs and Other Mortgage Related Securities 0.8 Foreign Government and Government Agency Obligations 0.5 Preferred Securities 0.3 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.1 U.S. Treasury Obligations - 3.4 Asset-Backed Securities - 1.9 CMOs and Other Mortgage Related Securities - 0.8 Foreign Government and Government Agency Obligations - 0.5 Preferred Securities - 0.3 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.4 United Kingdom 3.1 Canada 2.8 Ireland 2.5 Germany 1.5 Australia 1.2 Japan 1.0 France 0.8 Spain 0.8 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 United Kingdom - 3.1 Canada - 2.8 Ireland - 2.5 Germany - 1.5 Australia - 1.2 Japan - 1.0 France - 0.8 Spain - 0.8 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 3.4 JPMorgan Chase & Co 2.4 Morgan Stanley 2.2 Oracle Corp 2.1 Bank of America Corp 1.9 Broadcom Inc 1.6 Wells Fargo & Co 1.6 Duke Energy Corp 1.3 Meta Platforms Inc 1.2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 18.8
Fidelity Advisor Corporate Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class M
Trading Symbol	FCBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,825 $9,722 $10,950 $11,796 $12,057 $10,146 $10,212 $11,181 $11,584 $11,745 Bloomberg U.S. Credit Bond Index $10,000 $10,190 $10,090 $11,400 $12,209 $12,486 $10,684 $10,774 $11,742 $12,203 $12,444 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -2.67% -1.33% 1.62% Class M (without 4.00% sales charge) 1.39% -0.52% 2.04% Bloomberg U.S. Credit Bond Index 1.98% -0.07% 2.21% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376
Holdings Count | shares	597	597	597	597
Advisory Fees Paid, Amount	$ 7,091,502
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.4 AAA 0.3 AA 3.7 A 26.5 BBB 58.0 BB 4.6 B 1.0 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.4 AAA - 0.3 AA - 3.7 A - 26.5 BBB - 58.0 BB - 4.6 B - 1.0 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.1 U.S. Treasury Obligations 3.4 Asset-Backed Securities 1.9 CMOs and Other Mortgage Related Securities 0.8 Foreign Government and Government Agency Obligations 0.5 Preferred Securities 0.3 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.1 U.S. Treasury Obligations - 3.4 Asset-Backed Securities - 1.9 CMOs and Other Mortgage Related Securities - 0.8 Foreign Government and Government Agency Obligations - 0.5 Preferred Securities - 0.3 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.4 United Kingdom 3.1 Canada 2.8 Ireland 2.5 Germany 1.5 Australia 1.2 Japan 1.0 France 0.8 Spain 0.8 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 United Kingdom - 3.1 Canada - 2.8 Ireland - 2.5 Germany - 1.5 Australia - 1.2 Japan - 1.0 France - 0.8 Spain - 0.8 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 3.4 JPMorgan Chase & Co 2.4 Morgan Stanley 2.2 Oracle Corp 2.1 Bank of America Corp 1.9 Broadcom Inc 1.6 Wells Fargo & Co 1.6 Duke Energy Corp 1.3 Meta Platforms Inc 1.2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 18.8
Fidelity U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Bond Index Fund
Class Name	Fidelity® U.S. Bond Index Fund
Trading Symbol	FXNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors,

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® U.S. Bond Index Fund $10,000 $10,039 $9,917 $10,941 $11,649 $11,629 $10,289 $10,169 $10,903 $11,241 $11,459 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® U.S. Bond Index Fund 1.94% -0.29% 1.37% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 69,780,352,965	$ 69,780,352,965	$ 69,780,352,965	$ 69,780,352,965
Holdings Count | shares	10,619	10,619	10,619	10,619
Advisory Fees Paid, Amount	$ 17,011,407
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$69,780,352,965
Number of Holdings	10,619
Total Advisory Fee	$17,011,407
Portfolio Turnover	48%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.1 AAA 2.2 AA 3.6 A 13.5 BBB 9.7 BB 0.3 Not Rated 0.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.1 AAA - 2.2 AA - 3.6 A - 13.5 BBB - 9.7 BB - 0.3 Not Rated - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.4 Corporate Bonds 26.3 U.S. Government Agency - Mortgage Securities 23.5 CMOs and Other Mortgage Related Securities 1.5 Foreign Government and Government Agency Obligations 1.3 Asset-Backed Securities 0.6 Municipal Securities 0.4 U.S. Government Agency Obligations 0.2 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.4 Corporate Bonds - 26.3 U.S. Government Agency - Mortgage Securities - 23.5 CMOs and Other Mortgage Related Securities - 1.5 Foreign Government and Government Agency Obligations - 1.3 Asset-Backed Securities - 0.6 Municipal Securities - 0.4 U.S. Government Agency Obligations - 0.2 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.3)% United States 94.5 Canada 1.1 United Kingdom 0.9 Japan 0.6 Multi-national 0.4 Mexico 0.4 Germany 0.2 Australia 0.2 Spain 0.2 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.1 United Kingdom - 0.9 Japan - 0.6 Multi-national - 0.4 Mexico - 0.4 Germany - 0.2 Australia - 0.2 Spain - 0.2 Others - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.3 Fannie Mae Mortgage pass-thru certificates 9.3 US Treasury Bonds 9.1 Freddie Mac Gold Pool 7.6 Ginnie Mae II Pool 4.5 Ginnie Mae I Pool 1.2 Freddie Mac Multifamily Structured pass-thru certificates 0.9 JPMorgan Chase & Co 0.7 Bank of America Corp 0.7 Uniform Mortgage Backed Securities 0.6 71.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Corporate Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class Z
Trading Symbol	FIKOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $11,334 $12,275 $12,601 $10,652 $10,761 $11,847 $12,329 $12,555 Bloomberg U.S. Credit Bond Index $10,000 $11,331 $12,135 $12,409 $10,618 $10,708 $11,670 $12,128 $12,368 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 $11,626 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 1.83% -0.07% 2.92% Bloomberg U.S. Credit Bond Index 1.98% -0.07% 2.72% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376
Holdings Count | shares	597	597	597	597
Advisory Fees Paid, Amount	$ 7,091,502
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.4 AAA 0.3 AA 3.7 A 26.5 BBB 58.0 BB 4.6 B 1.0 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.4 AAA - 0.3 AA - 3.7 A - 26.5 BBB - 58.0 BB - 4.6 B - 1.0 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.1 U.S. Treasury Obligations 3.4 Asset-Backed Securities 1.9 CMOs and Other Mortgage Related Securities 0.8 Foreign Government and Government Agency Obligations 0.5 Preferred Securities 0.3 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.1 U.S. Treasury Obligations - 3.4 Asset-Backed Securities - 1.9 CMOs and Other Mortgage Related Securities - 0.8 Foreign Government and Government Agency Obligations - 0.5 Preferred Securities - 0.3 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.4 United Kingdom 3.1 Canada 2.8 Ireland 2.5 Germany 1.5 Australia 1.2 Japan 1.0 France 0.8 Spain 0.8 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 United Kingdom - 3.1 Canada - 2.8 Ireland - 2.5 Germany - 1.5 Australia - 1.2 Japan - 1.0 France - 0.8 Spain - 0.8 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 3.4 JPMorgan Chase & Co 2.4 Morgan Stanley 2.2 Oracle Corp 2.1 Bank of America Corp 1.9 Broadcom Inc 1.6 Wells Fargo & Co 1.6 Duke Energy Corp 1.3 Meta Platforms Inc 1.2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 18.8
Fidelity Series Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Money Market Fund
Class Name	Fidelity® Series Government Money Market Fund
Trading Symbol	FGNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,914,496,089	$ 2,914,496,089	$ 2,914,496,089	$ 2,914,496,089
Holdings Count | shares	451	451	451	451
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$2,914,496,089
Number of Holdings	451
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 45.3 8-30 14.2 31-60 14.7 61-90 6.8 91-180 14.5 >180 3.1 U.S. Treasury Obligations 38.9 Repurchase Agreements 31.5 U.S. Government Agency - Debt 28.2 Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 38.9 Repurchase Agreements - 31.5 U.S. Government Agency - Debt - 28.2 Net Other Assets (Liabilities) - 1.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment risks during the reporting period.

Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Bond Index Fund
Class Name	Fidelity® Series Bond Index Fund
Trading Symbol	FIFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 26, 2019 through August 31, 2026. Initial investment of $10,000. Fidelity® Series Bond Index Fund $10,000 $10,601 $11,282 $11,266 $9,962 $9,850 $10,563 $10,889 Bloomberg U.S. Aggregate Bond Index $10,000 $10,596 $11,282 $11,272 $9,974 $9,855 $10,574 $10,906 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Bond Index Fund 1.94% -0.30% 1.43% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.44% A From April 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Apr. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 35,506,686,383	$ 35,506,686,383	$ 35,506,686,383	$ 35,506,686,383
Holdings Count | shares	10,201	10,201	10,201	10,201
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$35,506,686,383
Number of Holdings	10,201
Total Advisory Fee	$0
Portfolio Turnover	59%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.9 AAA 2.6 AA 3.9 A 13.1 BBB 9.9 BB 0.4 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 69.9 AAA - 2.6 AA - 3.9 A - 13.1 BBB - 9.9 BB - 0.4 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.5 Corporate Bonds 26.8 U.S. Government Agency - Mortgage Securities 23.1 CMOs and Other Mortgage Related Securities 1.4 Foreign Government and Government Agency Obligations 1.3 Asset-Backed Securities 0.6 Municipal Securities 0.3 U.S. Government Agency Obligations 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.5 Corporate Bonds - 26.8 U.S. Government Agency - Mortgage Securities - 23.1 CMOs and Other Mortgage Related Securities - 1.4 Foreign Government and Government Agency Obligations - 1.3 Asset-Backed Securities - 0.6 Municipal Securities - 0.3 U.S. Government Agency Obligations - 0.3 Other Investments - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - (0.4)% United States 94.5 Canada 1.2 United Kingdom 0.9 Japan 0.6 Multi-national 0.6 Mexico 0.4 Australia 0.2 Spain 0.2 Germany 0.2 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.2 United Kingdom - 0.9 Japan - 0.6 Multi-national - 0.6 Mexico - 0.4 Australia - 0.2 Spain - 0.2 Germany - 0.2 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.4 US Treasury Bonds 10.1 Fannie Mae Mortgage pass-thru certificates 9.2 Freddie Mac Gold Pool 7.3 Ginnie Mae II Pool 4.4 Ginnie Mae I Pool 1.2 Freddie Mac Multifamily Structured pass-thru certificates 0.8 Uniform Mortgage Backed Securities 0.7 JPMorgan Chase & Co 0.7 Bank of America Corp 0.7 71.5
Fidelity Advisor Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class A
Trading Symbol	FCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,833 $9,738 $10,977 $11,831 $12,096 $10,184 $10,255 $11,233 $11,642 $11,807 Bloomberg U.S. Credit Bond Index $10,000 $10,190 $10,090 $11,400 $12,209 $12,486 $10,684 $10,774 $11,742 $12,203 $12,444 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -2.64% -1.29% 1.67% Class A (without 4.00% sales charge) 1.41% -0.48% 2.09% Bloomberg U.S. Credit Bond Index 1.98% -0.07% 2.21% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376
Holdings Count | shares	597	597	597	597
Advisory Fees Paid, Amount	$ 7,091,502
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.4 AAA 0.3 AA 3.7 A 26.5 BBB 58.0 BB 4.6 B 1.0 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.4 AAA - 0.3 AA - 3.7 A - 26.5 BBB - 58.0 BB - 4.6 B - 1.0 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.1 U.S. Treasury Obligations 3.4 Asset-Backed Securities 1.9 CMOs and Other Mortgage Related Securities 0.8 Foreign Government and Government Agency Obligations 0.5 Preferred Securities 0.3 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.1 U.S. Treasury Obligations - 3.4 Asset-Backed Securities - 1.9 CMOs and Other Mortgage Related Securities - 0.8 Foreign Government and Government Agency Obligations - 0.5 Preferred Securities - 0.3 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.4 United Kingdom 3.1 Canada 2.8 Ireland 2.5 Germany 1.5 Australia 1.2 Japan 1.0 France 0.8 Spain 0.8 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 United Kingdom - 3.1 Canada - 2.8 Ireland - 2.5 Germany - 1.5 Australia - 1.2 Japan - 1.0 France - 0.8 Spain - 0.8 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 3.4 JPMorgan Chase & Co 2.4 Morgan Stanley 2.2 Oracle Corp 2.1 Bank of America Corp 1.9 Broadcom Inc 1.6 Wells Fargo & Co 1.6 Duke Energy Corp 1.3 Meta Platforms Inc 1.2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 18.8
Fidelity Series Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Bond Fund
Class Name	Fidelity® Series Investment Grade Bond Fund
Trading Symbol	FSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, overweight holdings and investment choices among asset-backed securities and commercial mortgage-backed securities each notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade corporate bonds, an overweight and security selection among financial institutions added value.
•In contrast, below-benchmark exposure to the industrial sector within corporates detracted from the fund's relative performance. An underweight in mortgage-backed securities modestly hurt as well.
•The fund's yield-curve positioning also was a slight performance drag.
•Notable changes over the past 12 months included management's decisions to modestly increase exposure to U.S. Treasurys and investment-grade corporate bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Series Investment Grade Bond Fund $10,000 $10,145 $10,099 $11,125 $12,033 $12,282 $10,917 $10,915 $11,820 $12,262 $12,506 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Investment Grade Bond Fund 1.99% 0.36% 2.26% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 38,088,179,926	$ 38,088,179,926	$ 38,088,179,926	$ 38,088,179,926
Holdings Count | shares	5,139	5,139	5,139	5,139
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$38,088,179,926
Number of Holdings	5,139
Total Advisory Fee	$0
Portfolio Turnover	169%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 63.7 AAA 5.4 AA 0.9 A 7.5 BBB 14.6 BB 2.0 B 0.8 CCC,CC,C 0.1 Not Rated 7.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 63.7 AAA - 5.4 AA - 0.9 A - 7.5 BBB - 14.6 BB - 2.0 B - 0.8 CCC,CC,C - 0.1 Not Rated - 7.5 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 48.3 Corporate Bonds 22.7 U.S. Government Agency - Mortgage Securities 15.4 Asset-Backed Securities 8.4 CMOs and Other Mortgage Related Securities 7.4 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.1 Options 0.0 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 48.3 Corporate Bonds - 22.7 U.S. Government Agency - Mortgage Securities - 15.4 Asset-Backed Securities - 8.4 CMOs and Other Mortgage Related Securities - 7.4 Other Investments - 0.2 Foreign Government and Government Agency Obligations - 0.1 Options - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (2.5)% United States 90.6 Grand Cayman (UK Overseas Ter) 4.6 United Kingdom 1.0 Mexico 0.7 Bailiwick Of Jersey 0.7 Ireland 0.6 Germany 0.3 Japan 0.3 Switzerland 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Grand Cayman (UK Overseas Ter) - 4.6 United Kingdom - 1.0 Mexico - 0.7 Bailiwick Of Jersey - 0.7 Ireland - 0.6 Germany - 0.3 Japan - 0.3 Switzerland - 0.2 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 37.5 US Treasury Bonds 10.8 Fannie Mae Mortgage pass-thru certificates 5.1 Freddie Mac Gold Pool 3.8 Ginnie Mae II Pool 3.2 Uniform Mortgage Backed Securities 2.4 Freddie Mac Multifamily Structured pass-thru certificates 1.7 JPMorgan Chase & Co 1.1 Bank of America Corp 0.9 Morgan Stanley 0.9 67.4
Fidelity Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity® Corporate Bond Fund
Trading Symbol	FCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Corporate Bond Fund $10,000 $10,277 $10,212 $11,550 $12,488 $12,808 $10,818 $10,929 $12,010 $12,488 $12,705 Bloomberg U.S. Credit Bond Index $10,000 $10,190 $10,090 $11,400 $12,209 $12,486 $10,684 $10,774 $11,742 $12,203 $12,444 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Corporate Bond Fund 1.74% -0.16% 2.42% Bloomberg U.S. Credit Bond Index 1.98% -0.07% 2.21% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376
Holdings Count | shares	597	597	597	597
Advisory Fees Paid, Amount	$ 7,091,502
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.4 AAA 0.3 AA 3.7 A 26.5 BBB 58.0 BB 4.6 B 1.0 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.4 AAA - 0.3 AA - 3.7 A - 26.5 BBB - 58.0 BB - 4.6 B - 1.0 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.1 U.S. Treasury Obligations 3.4 Asset-Backed Securities 1.9 CMOs and Other Mortgage Related Securities 0.8 Foreign Government and Government Agency Obligations 0.5 Preferred Securities 0.3 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.1 U.S. Treasury Obligations - 3.4 Asset-Backed Securities - 1.9 CMOs and Other Mortgage Related Securities - 0.8 Foreign Government and Government Agency Obligations - 0.5 Preferred Securities - 0.3 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.4 United Kingdom 3.1 Canada 2.8 Ireland 2.5 Germany 1.5 Australia 1.2 Japan 1.0 France 0.8 Spain 0.8 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 United Kingdom - 3.1 Canada - 2.8 Ireland - 2.5 Germany - 1.5 Australia - 1.2 Japan - 1.0 France - 0.8 Spain - 0.8 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 3.4 JPMorgan Chase & Co 2.4 Morgan Stanley 2.2 Oracle Corp 2.1 Bank of America Corp 1.9 Broadcom Inc 1.6 Wells Fargo & Co 1.6 Duke Energy Corp 1.3 Meta Platforms Inc 1.2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 18.8
Fidelity Series Short-Term Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Short-Term Credit Fund
Class Name	Fidelity® Series Short-Term Credit Fund
Trading Symbol	FYBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the co-managers' security selection among corporate bonds contributed to performance versus the benchmark Bloomberg U.S. Credit 1-3 Years Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•The fund's non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporate credit made up roughly 75% of fund assets, which was underweight versus the benchmark average of 83%. Exposure to ABS stood at roughly 12% as of August 31, while CMBS comprised about 4%, and U.S. Treasurys approximately 5%, of the portfolio at the close of the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Series Short-Term Credit Fund $10,000 $10,119 $10,202 $10,714 $11,180 $11,287 $10,866 $11,196 $12,024 $12,656 $13,071 Bloomberg U.S. Credit 1-3 Years Bond Index $10,000 $10,159 $10,219 $10,739 $11,170 $11,275 $10,840 $11,080 $11,861 $12,479 $12,881 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Short-Term Credit Fund 3.28% 2.98% 2.71% Bloomberg U.S. Credit 1-3 Years Bond Index 3.22% 2.70% 2.56% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 348,653,516	$ 348,653,516	$ 348,653,516	$ 348,653,516
Holdings Count | shares	441	441	441	441
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$348,653,516
Number of Holdings	441
Total Advisory Fee	$0
Portfolio Turnover	76%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.1 AAA 9.8 AA 1.0 A 34.6 BBB 37.7 BB 3.1 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.1 AAA - 9.8 AA - 1.0 A - 34.6 BBB - 37.7 BB - 3.1 Not Rated - 6.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 75.1 Asset-Backed Securities 12.4 CMOs and Other Mortgage Related Securities 5.3 U.S. Treasury Obligations 5.2 U.S. Government Agency - Mortgage Securities 0.9 Other Investments 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 75.1 Asset-Backed Securities - 12.4 CMOs and Other Mortgage Related Securities - 5.3 U.S. Treasury Obligations - 5.2 U.S. Government Agency - Mortgage Securities - 0.9 Other Investments - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 74.7 United Kingdom 5.9 Grand Cayman (UK Overseas Ter) 4.1 Germany 3.2 Japan 2.3 Canada 1.9 Ireland 1.8 Bailiwick Of Jersey 1.5 Netherlands 1.4 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.7 United Kingdom - 5.9 Grand Cayman (UK Overseas Ter) - 4.1 Germany - 3.2 Japan - 2.3 Canada - 1.9 Ireland - 1.8 Bailiwick Of Jersey - 1.5 Netherlands - 1.4 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 5.2 Bank of America Corp 3.9 JPMorgan Chase & Co 2.7 Wells Fargo & Co 2.5 Morgan Stanley 2.3 Citigroup Inc 2.0 Goldman Sachs Group Inc/The 1.9 General Motors Financial Co Inc 1.6 Ford Motor Credit Co LLC 1.6 Barclays PLC 1.4 25.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Flex U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® U.S. Bond Index Fund
Class Name	Fidelity Flex® U.S. Bond Index Fund
Trading Symbol	FIBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through August 31, 2026. Initial investment of $10,000. Fidelity Flex® U.S. Bond Index Fund $10,000 $10,399 $10,283 $11,340 $12,077 $12,042 $10,659 $10,528 $11,287 $11,641 Bloomberg U.S. Aggregate Bond Index $10,000 $10,410 $10,300 $11,348 $12,083 $12,073 $10,682 $10,555 $11,325 $11,680 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® U.S. Bond Index Fund 1.92% -0.30% 1.82% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.85% A From March 9, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 4,295,922,500	$ 4,295,922,500	$ 4,295,922,500	$ 4,295,922,500
Holdings Count | shares	6,017	6,017	6,017	6,017
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$4,295,922,500
Number of Holdings	6,017
Total Advisory Fee	$0
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.4 AAA 2.3 AA 3.9 A 13.6 BBB 9.4 BB 0.4 Not Rated 0.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 70.4 AAA - 2.3 AA - 3.9 A - 13.6 BBB - 9.4 BB - 0.4 Not Rated - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 47.2 Corporate Bonds 26.8 U.S. Government Agency - Mortgage Securities 22.9 CMOs and Other Mortgage Related Securities 1.3 Foreign Government and Government Agency Obligations 1.2 Asset-Backed Securities 0.5 U.S. Government Agency Obligations 0.3 Municipal Securities 0.2 Other Investments 0.1 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 47.2 Corporate Bonds - 26.8 U.S. Government Agency - Mortgage Securities - 22.9 CMOs and Other Mortgage Related Securities - 1.3 Foreign Government and Government Agency Obligations - 1.2 Asset-Backed Securities - 0.5 U.S. Government Agency Obligations - 0.3 Municipal Securities - 0.2 Other Investments - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% United States 94.5 Canada 1.1 United Kingdom 1.0 Japan 0.6 Multi-national 0.6 Mexico 0.3 Australia 0.2 Spain 0.2 Belgium 0.2 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 1.1 United Kingdom - 1.0 Japan - 0.6 Multi-national - 0.6 Mexico - 0.3 Australia - 0.2 Spain - 0.2 Belgium - 0.2 Others - 1.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 36.9 US Treasury Bonds 10.3 Fannie Mae Mortgage pass-thru certificates 9.0 Freddie Mac Gold Pool 6.9 Ginnie Mae II Pool 4.2 Ginnie Mae I Pool 1.3 Uniform Mortgage Backed Securities 1.1 Freddie Mac Multifamily Structured pass-thru certificates 0.7 JPMorgan Chase & Co 0.7 Morgan Stanley 0.6 71.7
Fidelity Advisor Corporate Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class I
Trading Symbol	FCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,272 $10,202 $11,534 $12,465 $12,778 $10,787 $10,893 $11,965 $12,434 $12,645 Bloomberg U.S. Credit Bond Index $10,000 $10,190 $10,090 $11,400 $12,209 $12,486 $10,684 $10,774 $11,742 $12,203 $12,444 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 1.69% -0.21% 2.37% Bloomberg U.S. Credit Bond Index 1.98% -0.07% 2.21% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376	$ 1,910,388,376
Holdings Count | shares	597	597	597	597
Advisory Fees Paid, Amount	$ 7,091,502
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 3.4 AAA 0.3 AA 3.7 A 26.5 BBB 58.0 BB 4.6 B 1.0 Not Rated 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 3.4 AAA - 0.3 AA - 3.7 A - 26.5 BBB - 58.0 BB - 4.6 B - 1.0 Not Rated - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.1 U.S. Treasury Obligations 3.4 Asset-Backed Securities 1.9 CMOs and Other Mortgage Related Securities 0.8 Foreign Government and Government Agency Obligations 0.5 Preferred Securities 0.3 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.1 U.S. Treasury Obligations - 3.4 Asset-Backed Securities - 1.9 CMOs and Other Mortgage Related Securities - 0.8 Foreign Government and Government Agency Obligations - 0.5 Preferred Securities - 0.3 Other Investments - 0.1 Municipal Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 83.4 United Kingdom 3.1 Canada 2.8 Ireland 2.5 Germany 1.5 Australia 1.2 Japan 1.0 France 0.8 Spain 0.8 Others 2.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.4 United Kingdom - 3.1 Canada - 2.8 Ireland - 2.5 Germany - 1.5 Australia - 1.2 Japan - 1.0 France - 0.8 Spain - 0.8 Others - 2.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Bonds 3.4 JPMorgan Chase & Co 2.4 Morgan Stanley 2.2 Oracle Corp 2.1 Bank of America Corp 1.9 Broadcom Inc 1.6 Wells Fargo & Co 1.6 Duke Energy Corp 1.3 Meta Platforms Inc 1.2 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 18.8